Derivative Instruments and Hedging Activities (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Gener Subsidiary [Member] USD ($)	Dec. 31, 2011 Cartagena Affiliate [Member] USD ($)	Dec. 31, 2011 DPL Subsidiary [Member] USD ($)	Dec. 31, 2011 Regulated Revenue [Member] USD ($)	Dec. 31, 2010 Regulated Revenue [Member] USD ($)	Dec. 31, 2009 Regulated Revenue [Member] USD ($)	Dec. 31, 2011 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2010 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2009 Regulated Cost Of Sales [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives USD ($)	Dec. 31, 2010 Interest Rate Derivatives USD ($)	Dec. 31, 2009 Interest Rate Derivatives USD ($)	Dec. 31, 2011 Interest Rate Derivatives Cartagena Affiliate [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Cartagena Affiliate [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Interest expense [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2010 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2009 Interest Rate Derivatives Non-regulated cost of sales USD ($)	Dec. 31, 2011 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2010 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2009 Interest Rate Derivatives Discontinued Operations [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps USD ($)	Dec. 31, 2010 Cross Currency Swaps USD ($)	Dec. 31, 2009 Cross Currency Swaps USD ($)	Dec. 31, 2011 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2010 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2009 Cross Currency Swaps Interest expense [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Cross Currency Swaps Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2011 Foreign Currency USD ($)	Dec. 31, 2010 Foreign Currency USD ($)	Dec. 31, 2009 Foreign Currency USD ($)	Dec. 31, 2011 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2010 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2009 Foreign Currency Foreign currency transaction gains (losses) USD ($)	Dec. 31, 2011 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2010 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2009 Foreign Currency Net Equity In Earnings Of Affiliates [Member] USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Non-regulated revenue USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Non-regulated cost of sales USD ($)	Dec. 31, 2011 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2010 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2009 Commodity and Other Derivatives [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] USD ($)	Dec. 31, 2010 Level 1 [Member] USD ($)	Dec. 31, 2011 Level 2 [Member] USD ($)	Dec. 31, 2010 Level 2 [Member] USD ($)	Dec. 31, 2011 Level 3 [Member] USD ($)	Dec. 31, 2010 Level 3 [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Libor USD [Member]	Dec. 31, 2011 Interest Rate Derivatives Euribor EUR [Member]	Dec. 31, 2011 Interest Rate Derivatives Libor GBP [Member]	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor USD [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Euribor EUR [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Euribor EUR [Member] EUR (€)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor GBP [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Current [Member] Libor GBP [Member] GBP (£)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor USD [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Euribor EUR [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Euribor EUR [Member] EUR (€)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor GBP [Member] USD ($)	Dec. 31, 2011 Interest Rate Derivatives Maximum [Member] Libor GBP [Member] GBP (£)	Dec. 31, 2011 Cross Currency Swaps Chilean Unidad De Fomento CLF [Member] USD ($)	Dec. 31, 2011 Cross Currency Swaps Chilean Unidad De Fomento CLF [Member] CLF	Dec. 31, 2011 Foreign Currency Options [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Foreign Currency Options [Member] Brazilian Real BRL [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Brazilian Real BRL [Member] BRL	Dec. 31, 2011 Foreign Currency Options [Member] Philippine Peso PHP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] Philippine Peso PHP [Member] PHP	Dec. 31, 2011 Foreign Currency Options [Member] British Pound GBP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Options [Member] British Pound GBP [Member] GBP (£)	Dec. 31, 2011 Foreign Currency Forwards [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] British Pound GBP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] British Pound GBP [Member] GBP (£)	Dec. 31, 2011 Foreign Currency Forwards [Member] Chilean Peso CLP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Chilean Peso CLP [Member] CLP	Dec. 31, 2011 Foreign Currency Forwards [Member] Colombian Peso COP [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Colombian Peso COP [Member] COP	Dec. 31, 2011 Foreign Currency Forwards [Member] Argentine Peso ARS [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Argentine Peso ARS [Member] ARS	Dec. 31, 2011 Foreign Currency Forwards [Member] Hungarian Forint HUF [Member] USD ($)	Dec. 31, 2011 Foreign Currency Forwards [Member] Current [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Foreign Currency Forwards [Member] Current [Member] Hungarian Forint HUF [Member] HUF	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Euro EUR [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Euro EUR [Member] EUR (€)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Philippine Peso PHP [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Philippine Peso PHP [Member] PHP	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Argentine Peso ARS [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Argentine Peso ARS [Member] ARS	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Kazakhstani Tenge KZT [Member] USD ($)	Dec. 31, 2011 Embedded Foreign Currency Derivatives [Member] Kazakhstani Tenge KZT [Member] KZT	Dec. 31, 2011 Commodity Natural Gas MMBTU [Member] MMBTU	Dec. 31, 2011 Commodity Petcoke Metric Tons [Member] MetricTons	Dec. 31, 2011 Commodity Aluminum M Wh [Member] MWh	Dec. 31, 2011 Commodity Coal Metric Tons [Member] MetricTons	Dec. 31, 2011 Commodity Heating Oil Gallons [Member] gallon
Derivative Tables [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 3,800																																																																								$ 3,628	$ 872	€ 673	$ 90	£ 58	$ 4,697	$ 872	€ 673	$ 128	£ 82
Weighted Average Remaining Term																																																																						11	11	13											14	14	<1	<1	<1	<1	<1	<1	<1	<1	2	<1	<1	<1	<1	<1	<1	<1	<1	<1			9	9	2	2	11	11	8	8	12	12	8	3	1
% of Debt Currently Hedged by Index																																																																						67.00%	63.00%	87.00%											85.00%	85.00%
Notional Amount Of Foreign Currency Derivatives																																																																																			240		54	38	52	86	10	414	44	27	154	16	11	145	72,169	13	23,993	13	61	5	113	1,236	3	3	312	13,692	218	938	200	29,635
Notional (CLF)																																																																																				6
Probability Adjusted Notional																																																																																					52		49		7		35
Notional																																																																																																																	31,000,000	13,000,000	16,000,000	4,000,000	3,000,000
Current assets:
Foreign currency derivatives	28	6																																																										10	0	18	6	0	0	24	3	4	3
Commodity and other derivatives	21	5																																																										2	0	19	5	2	0	16	2	3	3
Total current assets	49	11																																																										12	0	37	11	2	0	40	5	7	6
Noncurrent assets:
Interest rate derivatives	0	49																																																										0	49	0	0	0	0	0	49	0	0
Foreign currency derivatives	61	27																																																										3	0	58	27	0	0	3	0	58	27
Cross currency derivatives	1	12																																																										1	12	0	0	0	0	0	0	1	12
Commodity and other derivatives	9	20																																																										0	0	9	20	0	0	9	4	0	16
Total noncurrent assets	71	108																																																										4	61	67	47	0	0	12	53	59	55
Total assets	120	119																																																										16	61	104	58	2	0	52	58	66	61
Current liabilities:
Interest rate derivatives	119	118																																																										110	107	9	11	0	0	97	118	22	0
Cross currency derivatives	5	2																																																										5	2	0	0	0	0	0	0	5	2
Foreign currency derivatives	6	13																																																										1	8	5	5	0	0	5	13	1	0
Commodity and other derivatives	23	0																																																										0	0	23	0	0	0	17	0	6	0
Total current liabilities	153	133																																																										116	117	37	16	0	0	119	131	34	2
Noncurrent liabilities:
Interest rate derivatives	440	201																																																										425	186	15	15	0	0	334	200	106	1
Cross currency derivatives	14	0																																																										14	0	0	0	0	0	0	0	14	0
Foreign currency derivatives	20	23																																																										0	0	20	23	0	0	10	15	10	8
Commodity and other derivatives	63	1																																																										3	0	60	1	0	0	13	0	50	1
Total noncurrent liabilities	537	225																																																										442	186	95	39	0	0	357	215	180	10
Total liabilities	690	358																																																										558	303	132	55	0	0	476	346	214	12
AOCI to be recognized in next 12 months table
Accumulated Other Comprehensive Income (Loss)					(94)								(101)																	(1)									7									(1)
Gain Loss By Type Of Derivative Tables
Gains (Losses) Recognized in AOCL	(487)	(249)	219										(475)	(243)	49	(49)	(29)													(36)	11	48							24	(9)	2							0	(8)	120
Gains (Losses) Reclassified from AOCL into Earnings	(159)	(90)	(24)															(125)	(108)	(72)	(3)	(2)	0	(4)	(1)	0	0	(113)	(35)				(10)	(1)	2	(16)	25	43				1	(3)	0							0	0	3	(2)	0	0	0	11	190
Gains (Losses) Recognized in Earnings (ineffective portion)	(12)	(10)	(20)															(6)	(15)	(8)				(2)	0	(1)							(4)	5	(11)							0	0	0
Gains (Losses) Recognized in Earnings (not designated as hedging instruments)	(31)	(21)	(93)				1	0	0	(5)	0	0						(4)	(9)	(26)																						57	(36)	(38)	0	(2)	0				(71)	21	1	(9)	5	(30)
Footnotes To AOCI Gain Loss Tables
Gain Loss Reclassified Into Earnings Discontinuance Of Cash Flow Hedge Net	0	(1)	0
IPL Regulatory Activity Narrative
Change In Regulatory Asset Resulting From Change In Derivative Fair Value	5	3
Change In Regulatory Liability Resulting From Change In Derivative Fair Value	8	1
Credit Risk-Related Contingent Features [Line Items]
Net liability position, derivative transactions				18		28
Collateral posted for derivative transactions	16	0
Cash Collateral Received From Counterparties	$ 3	$ 0